Subsidiaries - Schedule of Subsidiaries, Associates and Joint Venture (Parenthetical) (Detail) - Yaani Digital BV [member] - TRY (₺) ₺ in Thousands	May 14, 2019	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Effective Ownership Interest	100.00%
Consideration paid		₺ 65,263